RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Sep. 07, 2011	Feb. 21, 2011	Jan. 31, 2011	Jan. 29, 2010	Aug. 31, 2009
Related Party Transactions [Abstract]
Office space rent expense					$ 600
Office space signage lease			200
Shares of Mutual Ditch Company purchased				5
Seller carry back note				9,000
Percentage of purchase price paid for shares of Mutual Ditch Company	100.00%			90.00%
Discount percentage on financing note			50.00%
Payment to satisfy note payable		5,000
Total amount of note payable to Mutual Ditch Company		$ 9,000